Fair Value of Financial Instruments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Fair Value of Financial Instruments
Derivative Liabilities	$ 2,400,877	$ 377,304	$ 193,101
Number of real property interests impaired | item	18	2	6
Minimum
Fair Value of Financial Instruments
Discount rate used to estimate fair values (as a percent)		8.75%
Maximum
Fair Value of Financial Instruments
Discount rate used to estimate fair values (as a percent)		9.50%
Recurring | Level 2 inputs | Fair Value
Fair Value of Financial Instruments
Derivative Assets			$ 459,278
Derivative Liabilities	$ 2,400,877	$ 377,304	193,101
Nonrecurring
Fair Value of Financial Instruments
Impaired real property interests at period end			149,555
Nonrecurring | Carrying Amount
Fair Value of Financial Instruments
Investment in Receivables, net	8,305,178	8,665,274	9,085,281
Credit facility	39,704,988	70,782,005	139,635,210
Nonrecurring | Carrying Amount | Revolving Credit Facility [Member]
Fair Value of Financial Instruments
Credit facility	164,500,000	74,000,000
Nonrecurring | Level 3 inputs
Fair Value of Financial Instruments
Impaired real property interests at period end			149,555
Nonrecurring | Level 3 inputs | Fair Value
Fair Value of Financial Instruments
Investment in Receivables, net	8,385,612	8,665,274	9,085,281
Credit facility	39,704,988	70,782,005	$ 139,635,210
Nonrecurring | Level 3 inputs | Fair Value | Revolving Credit Facility [Member]
Fair Value of Financial Instruments
Credit facility	$ 164,500,000	$ 74,000,000